Loan Receivable (Tables)	6 Months Ended
Jun. 30, 2022
Loan Receivable
Schedule of Loan receivable

	June 30	December 31
	2022	2021
Loan to Cellen Life Sciences Limited	$485,272	$134,770
	$485,272	$134,770